Leases	12 Months Ended
Dec. 31, 2023
Operating Leases [Abstract]
LEASES

NOTE 5 - LEASES

The Company’s leases includes the production sites, corporate headquarter, research lab center and car leases, which are all classified as operating leases. The car leases are generally for three years period and the payments are linked to the Israeli CPI.

As collateral for part of the lease agreements, a restricted deposit was pledged in favor of the property owners. The balance of the restricted deposit as of December 31, 2023 amounted to $190, classified as current assets, and $57 classified as non-current asset.

To secure the terms of the car lease agreements, the Company has made certain prepayments to the leasing company, representing approximately three months of lease payments.

Operating leases cost for space and cars for the years ended December 31, 2023, 2022 and 2021 totaled $775, $645 and $646, respectively.

The operating lease costs include variable lease payments of $52, $24 and $12 in 2023, 2022 and 2021, respectively.

Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2023	2022
Operating cash flows from operating leases	$809	$770

Supplemental balance sheet information related to leases was as follows:

	December 31,
	2023	2022
Operating Leases
Operating lease right-of-use assets	$3,070	$2,711

Current lease liabilities	$624	$529
Non-current lease liabilities	2,535	2,382
Total lease liabilities	$3,159	$2,911

Weighted Average Remaining Lease Term
Operating leases	5.14 years	5.7 years

Weighted Average Discount Rate
Operating leases	7.46%	7.13%

As of December 31, 2023, the maturities of lease liabilities were as follows:

Operating leases
Year ending December 31,
2024	$824
2025	768
2026	664
2027	636
2028	627
Thereafter	303
Total undiscounted lease payments	3,822
Less – imputed interests	(663)
Present value of lease liabilities	$3,159